Loans transactions between related parties (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 126,255
Changes in Loans receivable transactions between related parties
Loans	7,664
Collection	(39,384)
Others	10,729
Ending balance	105,264
Hyundai Energy | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	2,465
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	2,465
Hyundai Energy | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(2,465)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	(2,465)
Gunsan Bio Energy Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	9,396
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	9,396
KNOC Nigerian East & West Oil | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	26,341
Changes in Loans receivable transactions between related parties
Loans	229
Collection	0
Others	1,064
Ending balance	27,634
KNOC Nigerian East & West Oil | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(16,551)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	4,072
Others	6,414
Ending balance	(6,065)
PT Wampu Electric Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	13,288
Changes in Loans receivable transactions between related parties
Loans	970
Collection	0
Others	622
Ending balance	14,880
PT. Cirebon Electric Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	15,436
Changes in Loans receivable transactions between related parties
Loans	1,283
Collection	(8,522)
Others	499
Ending balance	8,696
Xe-Pian Xe-Namnoy Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,413
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	1,413
Daehan Wind Power PSC | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,211
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(606)
Others	(605)
Ending balance	0
Datang Chifeng Renewable Power | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	7,245
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(7,440)
Others	195
Ending balance	0
Nghi Son 2 Power LLC | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	4,566
Collection	(4,566)
Others	0
Ending balance	0
Kelar S.A | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	46,620
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	2,074
Ending balance	48,694
KEPCO SPC Power Corporation | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	17,249
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(17,715)
Others	466
Ending balance	0
KODE NOVUS II LLC | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	4,018
Changes in Loans receivable transactions between related parties
Loans	0	[1]
Collection	0	[1]
Others	0	[1]
Ending balance	4,018	[1]
KODE NOVUS II LLC | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(4,018)
Changes in Loans receivable transactions between related parties
Loans	0	[1]
Collection	0	[1]
Others	0	[1]
Ending balance	(4,018)	[1]
Chester Solar IV SpA | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	4,607
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(4,607)
Others	0
Ending balance	0
Chun-cheon Energy Co., Ltd. | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	616
Collection	0
Others	0
Ending balance	₩ 616

[1]	The loans of KODE NOVUS II LLC is eliminated because the Company sold all of its shares of KODE NOVUS II LLC during the year ended December 31, 2018 as described in note 20.